FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Credit Risk	The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	Notes	2025	2024
		US$	US$
Cash and cash equivalents	5	54,814,125	33,157,356
Trade and other receivables	6	823,268	2,302,010
		55,637,393	35,459,366

Disclosure of Contractual Maturity for Financial Liabilities
The contractual maturities of financial liabilities, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤1 year	1-5 years	≥5 years	Total contractual cash flows	Carrying amount of liabilities
	US$	US$	US$	US$	US$
2025
Financial liabilities
Trade and other payables	7,489,397	-	-	7,489,397	7,489,397
Lease liabilities	465,254	1,425,380	2,024,881	3,915,515	3,915,515
Other loans and borrowings	6,764	12,303	-	19,067	19,067
	7,961,415	1,437,683	2,024,881	11,423,979	11,423,979

2024
Financial liabilities
Trade and other payables	2,317,830	-	-	2,317,830	2,317,830
Lease liabilities	439,382	1,336,962	-	1,776,344	1,465,780
Other loans and borrowings	6,373	20,117	-	26,490	24,893
	2,763,585	1,357,079	-	4,120,664	3,808,503

Disclosure of Nature and Extent of Risks Arising from Financial Instruments
At the reporting date, the interest rate profile of the Group’s financial instruments was:

	Notes	2025	2024
		US$	US$
Cash at bank and on hand	5	54,814,125	33,157,356
		54,814,125	33,157,356
At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2025 US$ Equivalent	2024 US$ Equivalent
Financial assets
Cash and cash equivalents	29,417,896	25,268,133
Financial liabilities
Trade and other payables	(1,130,814)	(256,267)
Net exposure	28,287,082	25,011,866

Schedule of Sensitivity Analysis in Particular Foreign Currency Rates and Other Variables Remain Constant	This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5%	-0.5%	+0.5%	-0.5%
	US$	US$	US$	US$
2025
Cash and cash equivalents	274,071	(274,071)	274,071	(274,071)
2024
Cash and cash equivalents	165,787	(165,787)	165,787	(165,787)
2023
Cash and cash equivalents	59,690	(59,690)	59,690	(59,690)
This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	+10%	-10%	+10%	-10%
	US$	US$	US$	US$
2025
Group	2,828,708	(2,828,708)	2,828,708	(2,828,708)
2024
Group	2,501,186	(2,501,186)	2,501,186	(2,501,186)